Investment Securities - Schedule of Unrealized Loss on Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	$ 301,101
12 Months or Longer	0
Total	301,101
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	1,727
12 Months or Longer	0
Total	1,727
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	177,470
12 Months or Longer	0
Total	177,470
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	1,280
12 Months or Longer	0
Total	1,280
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	123,631
12 Months or Longer	0
Total	123,631
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	447
12 Months or Longer	0
Total	447
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	10,120
12 Months or Longer		38,775
Total	10,120	38,775
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	38
12 Months or Longer		32
Total	38	32
Other equity securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months
12 Months or Longer		80
Total		80
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months
12 Months or Longer		32
Total		$ 32